STOCKHOLDERS' EQUITY - Schedule of Stock-Based Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
STOCKHOLDERS' EQUITY (Details) Schedule of Share-Based Compensation Expense [Line Items]
Stock-based compensation expense	$ 1,504,389	$ 3,966,621
Employee Awards [Member]
STOCKHOLDERS' EQUITY (Details) Schedule of Share-Based Compensation Expense [Line Items]
Stock-based compensation expense	1,411,442	3,880,938
Consulting Awards [Member]
STOCKHOLDERS' EQUITY (Details) Schedule of Share-Based Compensation Expense [Line Items]
Stock-based compensation expense	$ 92,947	$ 85,683